Offerings - Offering: 1	Apr. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.000001 per share
Amount Registered | shares	4,280,000
Proposed Maximum Offering Price per Unit	6.63
Maximum Aggregate Offering Price	$ 28,376,400.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,918.78
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's Class A common stock, par value $0.000001 per share (the "Common Stock"), that may be issued pursuant to the Registrant's 2026 Stock Incentive Plan (the "2026 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that increases the number of the outstanding shares of the Registrant's Common Stock. The "Amount Registered" represents 4,280,000 shares of Common Stock to be registered and available for grant under the 2026 Plan. The "Proposed Maximum Offering Price Per Unit" and the "Maximum Aggregate Offering Price" are estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, and are based on the average of the high and low sale prices of the Common Stock, as quoted on the NYSE American, on April 1, 2026.